Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,938,534)	$ (226,596)	$ (6,650,840)	$ (1,157,218)	$ (8,225,276)	$ (10,163,810)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,706		8,526		8,526	6,706
Amortization of prepaid stock compensation	388,723		330,889		330,889	719,612
Stock issued for services	98,000		152,699	200,000	584,299	682,299
Share based compensation	170,651		3,751,705		3,751,705	3,922,356
Loss on impairment of website			31,890		31,890	31,890
Changes in operating assets and liabilities
Due from factor	(22,028)					(22,028)
Increase in inventory	(319,109)		(178,541)		(178,541)	(497,650)
Increase in deposits	(599,336)		(194,723)		(194,723)	(794,059)
Increase in prepaid expenses - other	104,971		(536,446)		(536,446)	(431,475)
Other current assets	(95,492)					(95,492)
Increase in accounts payable and accrued liabilities	173,496	168,736	303,625	467,694	365,067	538,563
Increase (decrease) in accounts payable - related party	(45,578)		(343,075)		63,177	17,599
Net cash used in operating activities	(2,077,530)	(57,860)	(3,324,291)	(489,524)	(3,999,433)	(6,085,489)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(7,229)		(49,127)		(49,127)	(54,578)
Patents and trademarks	(72,176)		(18,269)		(18,269)	(125,834)
Website development			(42,137)		(42,137)
Net cash used in investing activities	(79,405)		(109,533)		(109,533)	(180,412)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable - stockholder					106,700
Proceeds from loans payable - related party		25,000	25,000	20,000	45,000	151,700
Repayment of loans payable - related party	(25,000)		(20,000)		(20,000)	(45,000)
Payments on capital lease obligations	(3,000)					(3,000)
Proceeds from sale of common stock and warrants	1,493,100	30,000	6,124,235	409,500	6,675,985	8,169,085
Net cash provided by financing activities	1,465,100	55,000	6,129,235	429,500	6,807,685	8,272,785
Net increase (decrease) in cash	(691,835)	(2,860)	2,695,411	(60,024)	2,698,719	2,006,884
Cash - beginning of year/period	2,698,719	3,308	3,308	63,332
Cash - end of year/period	2,006,884	448	2,698,719	3,308	2,698,719	2,006,884
Supplemental Disclosure of Cash Flow Information
Cash paid during the year/period for interest
Cash paid during the year/period for taxes
Supplemental Disclosure of Non-Cash Financing Activity
Stock issued in exchange for debt					106,700	106,700
Stock issued for future services			2,183,440		2,183,440	2,183,440
Warrants issued for capital lease	11,650					11,650
Capital lease obligation incurred to acquire intangible assets	$ 124,950					$ 124,950